                                   UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1      Name and address of issuer:
                                   DWS Variable Series II (fka, Scudder Variable Series II)
                                   222 South Riverside Plaza
                                   Chicago,  IL  60606-5808

2      The name of each series or class of securities for which this Form is filed.
       (If the Form is being filed for all series and classes of securities of the issuer,              /    /
       check the box but do not list series or classes)

                                   DWS Balanced VIP (fka, Scudder Total Return Portfolio)







3      Investment Company Act File Number:                              811-5002



       Securities Act File Number:                                      33-11802



4(a).  Last day of fiscal year for which this Form is filed:            December 31, 2005




4(b).  Check box if this Form is being filed late (i.e., more than 90 calendar                          /    /
       days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c).  Check box if this is the last time the issuer will be filing this Form.                          /    /


5      Calculation of registration fee:

(i)    Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                              $0



(ii)   Aggregate price of securities redeemed or repurchased during the fiscal year:                      $0



(iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal             $70,328,167
       year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:                                              $70,328,167

(v)    Net sales - if item 5(i) is greater than item 5(iv)                                                                 $0.00
           [subtract item 5(iv) from item 5(i)]:


-------------------------------------------------------------------------------------------------------------
(vi)   Redemption credits available for use in future years
       - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)               ($70,328,167)
-------------------------------------------------------------------------------------------------------------


(vii)  Multiplier for determining registration fee (See Instruction C.9):                                    0.0001070


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
       (enter "0" if no fee is due):                                                                                       $0.00


6      Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount
       of securities (number of shares or other units) deducted here:                                            0

       If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in
       future fiscal years, then state that number here:                                                         0

7      Interest due - if this Form is being filed more than 90 days after the end of the issuer's                          $0.00
       fiscal year (see Instruction D):

8      Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                          $0.00


9      Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       Method of Delivery:                                                                     N/A


SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/Caroline Pearson                     Date 3/28/06
                            -------------------------------------        -------

                            Caroline Pearson, Assistant Secretary

*Please print the name and title of the signing officer below the signature.


                                   UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1      Name and address of issuer:
                                   DWS Variable Series II (fka, Scudder Variable Series II)
                                   222 South Riverside Plaza
                                   Chicago,  IL  60606-5808

2      The name of each series or class of securities for which this Form is filed.
       (If the Form is being filed for all series and classes of securities of the issuer,              /    /
       check the box but do not list series or classes)

                                   DWS Blue Chip VIP (fka, Scudder Blue Chip Portfolio)







3      Investment Company Act File Number:                              811-5002



       Securities Act File Number:                                      33-11802



4(a).  Last day of fiscal year for which this Form is filed:            December 31, 2005




4(b).  Check box if this Form is being filed late (i.e., more than 90 calendar                          /    /
       days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c).  Check box if this is the last time the issuer will be filing this Form.                          /    /


5      Calculation of registration fee:

(i)    Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                     $16,197,509



(ii)   Aggregate price of securities redeemed or repurchased during the fiscal year:                $600,814



(iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal             $10,621,833
       year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:                                              $11,222,647

(v)    Net sales - if item 5(i) is greater than item 5(iv)                                                            $4,974,862
           [subtract item 5(iv) from item 5(i)]:


-------------------------------------------------------------------------------------------------------------
(vi)   Redemption credits available for use in future years
       - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:                       $0
-------------------------------------------------------------------------------------------------------------


(vii)  Multiplier for determining registration fee (See Instruction C.9):                                    0.0001070


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
       (enter "0" if no fee is due):                                                                                     $532.31


6      Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount
       of securities (number of shares or other units) deducted here:                                            0

       If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in
       future fiscal years, then state that number here:                                                         0

7      Interest due - if this Form is being filed more than 90 days after the end of the issuer's                          $0.00
       fiscal year (see Instruction D):

8      Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                        $532.31


9      Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       Method of Delivery:                                                                     N/A


SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/Caroline Pearson                     Date 3/10/06
                            -------------------------------------        -------

                            Caroline Pearson, Assistant Secretary

*Please print the name and title of the signing officer below the signature.


                                   UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1      Name and address of issuer:
                                   DWS Variable Series II (fka, Scudder Variable Series II)
                                   222 South Riverside Plaza
                                   Chicago,  IL  60606-5808

2      The name of each series or class of securities for which this Form is filed.
       (If the Form is being filed for all series and classes of securities of the issuer,              /    /
       check the box but do not list series or classes)

                                   DWS Conservative Allocation VIP (fka, Scudder Income and Growth Strategy Portfolio)







3      Investment Company Act File Number:                              811-5002



       Securities Act File Number:                                      33-11802



4(a).  Last day of fiscal year for which this Form is filed:            December 31, 2005




4(b).  Check box if this Form is being filed late (i.e., more than 90 calendar                          /    /
       days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c).  Check box if this is the last time the issuer will be filing this Form.                          /    /


5      Calculation of registration fee:

(i)    Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                              $3



(ii)   Aggregate price of securities redeemed or repurchased during the fiscal year:                  $1,070



(iii)  Aggregate price of securities redeemed or repurchased during any                                   $0
       prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:                                                   $1,070

(v)    Net sales - if item 5(i) is greater than item 5(iv)                                                                 $0.00
           [subtract item 5(iv) from item 5(i)]:


-------------------------------------------------------------------------------------------------------------
(vi)   Redemption credits available for use in future years
       - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:                 ($1,067)
-------------------------------------------------------------------------------------------------------------


(vii)  Multiplier for determining registration fee (See Instruction C.9):                                    0.0001070


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
       (enter "0" if no fee is due):                                                                                       $0.00


6      Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount
       of securities (number of shares or other units) deducted here:                                            0

       If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in
       future fiscal years, then state that number here:                                                         0

7      Interest due - if this Form is being filed more than 90 days after the end of the issuer's                          $0.00
       fiscal year (see Instruction D):

8      Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                          $0.00


9      Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       Method of Delivery:                                                                     N/A


SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/Caroline Pearson                     Date 3/28/06
                            -------------------------------------        -------

                            Caroline Pearson, Assistant Secretary

*Please print the name and title of the signing officer below the signature.


                                   UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1      Name and address of issuer:
                                   DWS Variable Series II (fka, Scudder Variable Series II)
                                   222 South Riverside Plaza
                                   Chicago,  IL  60606-5808

2      The name of each series or class of securities for which this Form is filed.
       (If the Form is being filed for all series and classes of securities of the issuer,              /    /
       check the box but do not list series or classes)

                                   DWS Core Fixed Income VIP (fka, Scudder Fixed Income Portfolio)







3      Investment Company Act File Number:                              811-5002



       Securities Act File Number:                                      33-11802



4(a).  Last day of fiscal year for which this Form is filed:            December 31, 2005




4(b).  Check box if this Form is being filed late (i.e., more than 90 calendar                          /    /
       days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c).  Check box if this is the last time the issuer will be filing this Form.                          /    /


5      Calculation of registration fee:

(i)    Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                     $73,190,337



(ii)   Aggregate price of securities redeemed or repurchased during the fiscal year              $13,717,446



(iii)  Aggregate price of securities redeemed or repurchased during any                                $0.00
       prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:                                              $13,717,446

(v)    Net sales - if item 5(i) is greater than item 5(iv)                                                           $59,472,891
           [subtract item 5(iv) from item 5(i)]:


-------------------------------------------------------------------------------------------------------------
(vi)   Redemption credits available for use in future years
       - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:                    $0.00
-------------------------------------------------------------------------------------------------------------


(vii)  Multiplier for determining registration fee (See Instruction C.9):                                    0.0001070


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
       (enter "0" if no fee is due):                                                                                   $6,363.60


6      Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount
       of securities (number of shares or other units) deducted here:                                            0

       If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in
       future fiscal years, then state that number here:                                                          0

7      Interest due - if this Form is being filed more than 90 days after the end of the issuer's                          $0.00
       fiscal year (see Instruction D):

8      Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                      $6,363.60


9      Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       Method of Delivery:                                                                     Wire Transfer



SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/Caroline Pearson                     Date 3/10/06
                            -------------------------------------        -------

                            Caroline Pearson, Assistant Secretary

*Please print the name and title of the signing officer below the signature.


                                   UNITED STATES
                                   SECURITIES AND EXCHANGE COMMISSION
                                   Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1      Name and address of issuer:
                                   DWS Variable Series II (fka, Scudder Variable Series II)
                                   222 South Riverside Plaza
                                   Chicago,  IL  60606-5808

2      The name of each series or class of securities for which this Form is filed.
       (If the Form is being filed for all series and classes of securities of the issuer,              /    /
       check the box but do not list series or classes)

                                   DWS Davis Venture Value VIP (fka, SVS Davis Venture Value Portfolio)







3      Investment Company Act File Number:                              811-5002



       Securities Act File Number:                                      33-11802



4(a).  Last day of fiscal year for which this Form is filed:            December 31, 2005




4(b)   Check box if this Form is being filed late (i.e., more than 90 calendar                          /    /
       days after the end of the issuer's fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.



4(c).  Check box if this is the last time the issuer will be filing this Form.                          /    /


5      Calculation of registration fee:

(i)    Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                     $16,244,326



(ii)   Aggregate price of securities redeemed or repurchased during the fiscal year:                      $0



(iii)  Aggregate price of securities redeemed or repurchased during any                            $864,808
       prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:                                                 $864,808

(v)     Net sales - if item 5(i) is greater than item 5(iv)                                                          $15,379,518
            [subtract item 5(iv) from item 5(i)]:


-------------------------------------------------------------------------------------------------------------
(vi)   Redemption credits available for use in future years
       - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:                       $0
-------------------------------------------------------------------------------------------------------------


(vii)  Multiplier for determining registration fee (See Instruction C.9):                                    0.0001070


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
       (enter "0" if no fee is due):                                                                                   $1,645.61


6      Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount
       of securities (number of shares or other units) deducted here:                                            0

       If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in
       future fiscal years, then state that number here:                                                         0

7      Interest due - if this Form is being filed more than 90 days after the end of the issuer's                          $0.00
       fiscal year (see Instruction D):

8      Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                      $1,645.61


9      Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       Method of Delivery:                                                                     Wire Transfer


SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/Caroline Pearson                     Date 3/20/06
                            -------------------------------------        -------

                            Caroline Pearson, Assistant Secretary

*Please print the name and title of the signing officer below the signature.



                                      UNITED STATES
                                      SECURITIES AND EXCHANGE COMMISSION
                                      Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1       Name and address of issuer:
                                      DWS Variable Series II (fka, Scudder Variable Series II)
                                      222 South Riverside Plaza
                                      Chicago,  IL  60606-5808

2       The name of each series or class of securities for which this Form is filed.
        (If the Form is being filed for all series and classes of securities of the issuer,             /    /
        check the box but do not list series or classes)

                                      DWS Dreman Financial Services VIP (fka, SVS Dreman Financial Services Portfolio)







3       Investment Company Act File Number:                                           811-5002



        Securities Act File Number:                                                   33-11802



4(a).   Last day of fiscal year for which this Form is filed:                         December 31, 2005




4(b).   Check box if this Form is being filed late (i.e., more than 90 calendar days                    /    /
        after the end of the issuer's fiscal year).  (See Instruction A.2)
Note:   If the Form is being filed late, interest must be paid on the registration fee due.



4(c).   Check box if this is the last time the issuer will be filing this Form.                         /    /


5       Calculation of registration fee:

(i)     Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                     $0



(ii)    Aggregate price of securities redeemed or repurchased during the fiscal year:                  $0



(iii)   Aggregate price of securities redeemed or repurchased during any prior fiscal               $0.00
        year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)    Total available redemption credits [add items 5(ii) and 5(iii)]:                                              $0

(v)     Net sales - if item 5(i) is greater than item 5(iv)                                                           $0
                [subtract item 5(iv) from item 5(i)]:


----------------------------------------------------------------------------------------------------------
(vi)    Redemption credits available for use in future years
         - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:               $0.00
----------------------------------------------------------------------------------------------------------


(vii)   Multiplier for determining registration fee (See Instruction C.9):                                  0.0001070


(viii)  Registration fee due [multiply item 5(v) by item 5(vii)]
        (enter "0" if no fee is due):                                                                              $0.00


6       Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of
        shares or other units) deducted here:                                                                   0

        If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
        for use by the issuer in future fiscal years, then state that number here:                              0

7       Interest due - if this Form is being filed more than 90 days after the end of the issuer's                 $0.00
        fiscal year (see Instruction D):

8       Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                 $0.00


9       Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:                                                                   Wire Transfer


SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/Caroline Pearson                     Date 3/28/06
                            -------------------------------------        -------

                            Caroline Pearson, Assistant Secretary

*Please print the name and title of the signing officer below the signature.




                                     UNITED STATES
                                     SECURITIES AND EXCHANGE COMMISSION
                                     Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1       Name and address of issuer:
                                     DWS Variable Series II (fka, Scudder Variable Series II)
                                     222 South Riverside Plaza
                                     Chicago,  IL  60606-5808

2       The name of each series or class of securities for which this Form is filed.
        (If the Form is being filed for all series and classes of securities of the issuer,             /    /
        check the box but do not list series or classes)

                                     DWS Dreman High Return Equity Portfolio







3       Investment Company Act File Number:                                            811-5002



        Securities Act File Number:                                                    33-11802



4(a).   Last day of fiscal year for which this Form is filed:                          December 31, 2005




4(b).   Check box if this Form is being filed late (i.e., more than 90 calendar days                    /    /
        after the end of the issuer's fiscal year).  (See Instruction A.2)
Note:  If the Form is being filed late, interest must be paid on the registration fee due.



4(c).   Check box if this is the last time the issuer will be filing this Form.                         /    /


5       Calculation of registration fee:

(i)     Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                 $8,433,219



(ii)    Aggregate price of securities redeemed or repurchased during the fiscal year:             $352,681



(iii)   Aggregate price of securities redeemed or repurchased during any prior fiscal                $0.00
        year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)    Total available redemption credits [add items 5(ii) and 5(iii)]:                                            $352,681

(v)     Net sales - if item 5(i) is greater than item 5(iv)                                                       $8,080,538
            [subtract item 5(iv) from item 5(i)]:


----------------------------------------------------------------------------------------------------------
(vi)    Redemption credits available for use in future years
         - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:                $0.00
----------------------------------------------------------------------------------------------------------


(vii)   Multiplier for determining registration fee (See Instruction C.9):                                     0.0001070


(viii)  Registration fee due [multiply item 5(v) by item 5(vii)]
        (enter "0" if no fee is due):                                                                                $864.62


6       Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
        October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:    0

        If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
        for use by the issuer in future fiscal years, then state that number here:                                 0

7       Interest due - if this Form is being filed more than 90 days after the end of the issuer's                     $0.00
        fiscal year (see Instruction D):

8       Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                   $864.62


9       Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:                                                                   Wire Transfer


SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/Caroline Pearson                     Date 3/20/06
                            -------------------------------------        -------

                            Caroline Pearson, Assistant Secretary

*Please print the name and title of the signing officer below the signature.




                                      UNITED STATES
                                      SECURITIES AND EXCHANGE COMMISSION
                                      Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1       Name and address of issuer:
                                      DWS Variable Series II (fka, Scudder Variable Series II)
                                      222 South Riverside Plaza
                                      Chicago,  IL  60606-5808

2       The name of each series or class of securities for which this Form is filed.
        (If the Form is being filed for all series and classes of securities of the issuer,             /    /
        check the box but do not list series or classes)

                                      DWS Dreman Small Cap Value VIP (fka, SVS Dreman Small Cap Value Portfolio)







3       Investment Company Act File Number:                                          811-5002



        Securities Act File Number:                                                  33-11802



4(a).   Last day of fiscal year for which this Form is filed:                        December 31, 2005




4(b).   Check box if this Form is being filed late (i.e., more than 90 calendar days                    /    /
        after the end of the issuer's fiscal year).  (See Instruction A.2)
Note:  If the Form is being filed late, interest must be paid on the registration fee due.



4(c).   Check box if this is the last time the issuer will be filing this Form.                         /    /


5       Calculation of registration fee:

(i)     Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                 $26,724,338



(ii)    Aggregate price of securities redeemed or repurchased during the fiscal year:           $1,694,411



(iii)   Aggregate price of securities redeemed or repurchased during any prior fiscal                $0.00
        year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)    Total available redemption credits [add items 5(ii) and 5(iii)]:                                           $1,694,411

(v)     Net sales - if item 5(i) is greater than item 5(iv)                                                       $25,029,927
            [subtract item 5(iv) from item 5(i)]:


----------------------------------------------------------------------------------------------------------
(vi)    Redemption credits available for use in future years
         - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:                $0.00
----------------------------------------------------------------------------------------------------------


(vii)   Multiplier for determining registration fee (See Instruction C.9):                                     0.0001070


(viii)  Registration fee due [multiply item 5(v) by item 5(vii)]
        (enter "0" if no fee is due):                                                                               $2,678.20


6       Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
        October 11, 1997, then report the amount of securities (number of shares or other units)
        deducted here:                                                                                             0

        If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
        for use by the issuer in future fiscal years, then state that number here:                                 0

7       Interest due - if this Form is being filed more than 90 days after the end of the issuer's                      $0.00
        fiscal year (see Instruction D):

8       Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                  $2,678.20


9       Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:                                                                   Wire Transfer


SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/Caroline Pearson                     Date 3/20/06
                            -------------------------------------        -------

                            Caroline Pearson, Assistant Secretary

*Please print the name and title of the signing officer below the signature.




                                     UNITED STATES
                                     SECURITIES AND EXCHANGE COMMISSION
                                     Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1       Name and address of issuer:
                                     DWS Variable Series II (fka, Scudder Variable Series II)
                                     222 South Riverside Plaza
                                     Chicago,  IL  60606-5808

2       The name of each series or class of securities for which this Form is filed.
        (If the Form is being filed for all series and classes of securities of the issuer,             /    /
        check the box but do not list series or classes)

                                     DWS Global Thematic VIP(fka, Scudder Global Blue Chip Portfolio)







3       Investment Company Act File Number:                                          811-5002



        Securities Act File Number:                                                  33-11802



4(a).   Last day of fiscal year for which this Form is filed:                        December 31, 2005




4(b).   Check box if this Form is being filed late (i.e., more than 90 calendar days                    /    /
        after the end of the issuer's fiscal year).  (See Instruction A.2)
Note:  If the Form is being filed late, interest must be paid on the registration fee due.



4(c).   Check box if this is the last time the issuer will be filing this Form.                         /    /


5       Calculation of registration fee:

(i)     Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                      $0



(ii)    Aggregate price of securities redeemed or repurchased during the fiscal year:                 $0



(iii)   Aggregate price of securities redeemed or repurchased during any prior fiscal              $0.00
        year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)    Total available redemption credits [add items 5(ii) and 5(iii)]:                                               $0

(v)     Net sales - if item 5(i) is greater than item 5(iv)                                                            $0
            [subtract item 5(iv) from item 5(i)]:


--------------------------------------------------------------------------------------------------------
(vi)    Redemption credits available for use in future years
         - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:              $0.00
--------------------------------------------------------------------------------------------------------


(vii)   Multiplier for determining registration fee (See Instruction C.9):                                  0.0001070


(viii)  Registration fee due [multiply item 5(v) by item 5(vii)]
        (enter "0" if no fee is due):                                                                               $0.00


6       Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount
        of securities (number of shares or other units) deducted here:                                          0

        If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then
        state that number here:                                                                                 0

7       Interest due - if this Form is being filed more than 90 days after the end of the issuer's                  $0.00
        fiscal year (see Instruction D):

8       Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                  $0.00


9       Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:                                                                   Wire Transfer


SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/Caroline Pearson                     Date 3/28/06
                            -------------------------------------        -------

                            Caroline Pearson, Assistant Secretary

*Please print the name and title of the signing officer below the signature.


                                      UNITED STATES
                                      SECURITIES AND EXCHANGE COMMISSION
                                      Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1        Name and address of issuer:
                                      DWS Variable Series II (fka, Scudder Variable Series II)
                                      222 South Riverside Plaza
                                      Chicago,  IL  60606-5808

2        The name of each series or class of securities for which this Form is filed.
         (If the Form is being filed for all series and classes of securities of the issuer,            /    /
         check the box but do not list series or classes)

                                      DWS Government & Agency Securities VIP
                                      (fka, Scudder Government & Agency Securities Portfolio)







3        Investment Company Act File Number:                                           811-5002



         Securities Act File Number:                                                   33-11802



4(a).    Last day of fiscal year for which this Form is filed:                         December 31, 2005




4(b).    Check box if this Form is being filed late (i.e., more than 90 calendar days                   /    /
         after the end of the issuer's fiscal year).  (See Instruction A.2)
Note:  If the Form is being filed late, interest must be paid on the registration fee due.



4(c).    Check box if this is the last time the issuer will be filing this Form.                        /    /


5        Calculation of registration fee:

(i)      Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                 $7,249,219



(ii)     Aggregate price of securities redeemed or repurchased during the fiscal year:           $8,589,471



(iii)    Aggregate price of securities redeemed or repurchased during any prior fiscal                $0.00
         year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)     Total available redemption credits [add items 5(ii) and 5(iii)]:                                          $8,589,471

(v)      Net sales - if item 5(i) is greater than item 5(iv)                                                            $0.00
             [subtract item 5(iv) from item 5(i)]:


------------------------------------------------------------------------------------------------------------
(vi)     Redemption credits available for use in future years
          - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:          ($1,340,252)
------------------------------------------------------------------------------------------------------------


(vii)    Multiplier for determining registration fee (See Instruction C.9):                                     0.0001070


(viii)   Registration fee due [multiply item 5(v) by item 5(vii)]
         (enter "0" if no fee is due):                                                                                  $0.00


6        Prepaid Shares

         If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
         October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:    0

         If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
         for use by the issuer in future fiscal years, then state that number here:                                 0

7        Interest due - if this Form is being filed more than 90 days after the end of the issuer's                     $0.00
         fiscal year (see Instruction D):

8        Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                     $0.00


9        Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

         Method of Delivery:                                                                                Wire Transfer


SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/Caroline Pearson                     Date 3/28/06
                            -------------------------------------        -------

                            Caroline Pearson, Assistant Secretary

*Please print the name and title of the signing officer below the signature.


                                      UNITED STATES
                                      SECURITIES AND EXCHANGE COMMISSION
                                      Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1       Name and address of issuer:
                                      DWS Variable Series II (fka, Scudder Variable Series II)
                                      222 South Riverside Plaza
                                      Chicago,  IL  60606-5808

2       The name of each series or class of securities for which this Form is filed.
        (If the Form is being filed for all series and classes of securities of the issuer,             /    /
        check the box but do not list series or classes)

                                      DWS Growth Allocation VIP (fka, Scudder Growth Strategy Portfolio)







3       Investment Company Act File Number:                                          811-5002



        Securities Act File Number:                                                  33-11802



4(a).   Last day of fiscal year for which this Form is filed:                        December 31, 2005




4(b).   Check box if this Form is being filed late (i.e., more than 90 calendar days                    /    /
        after the end of the issuer's fiscal year).  (See Instruction A.2)
Note:  If the Form is being filed late, interest must be paid on the registration fee due.



4(c).   Check box if this is the last time the issuer will be filing this Form.                         /    /


5       Calculation of registration fee:

(i)     Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                          $2



(ii)    Aggregate price of securities redeemed or repurchased during the fiscal year:               $1,098



(iii)   Aggregate price of securities redeemed or repurchased during any prior fiscal                   $0
        year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)    Total available redemption credits [add items 5(ii) and 5(iii)]:                                               $1,098

(v)     Net sales - if item 5(i) is greater than item 5(iv)                                                             $0.00
                [subtract item 5(iv) from item 5(i)]:


-----------------------------------------------------------------------------------------------------------
(vi)    Redemption credits available for use in future years
         - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:              ($1,096)
-----------------------------------------------------------------------------------------------------------


(vii)   Multiplier for determining registration fee (See Instruction C.9):                                     0.0001070


(viii)  Registration fee due [multiply item 5(v) by item 5(vii)]
        (enter "0" if no fee is due):                                                                                   $0.00


6       Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
        October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:    0

        If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
        for use by the issuer in future fiscal years, then state that number here:                                 0

7       Interest due - if this Form is being filed more than 90 days after the end of the issuer's                      $0.00
        fiscal year (see Instruction D):

8       Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                      $0.00


9       Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:                                                                                N/A


SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/Caroline Pearson                     Date 3/28/06
                            -------------------------------------        -------

                            Caroline Pearson, Assistant Secretary

*Please print the name and title of the signing officer below the signature.



                                      UNITED STATES
                                      SECURITIES AND EXCHANGE COMMISSION
                                      Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1       Name and address of issuer:
                                      DWS Variable Series II (fka, Scudder Variable Series II)
                                      222 South Riverside Plaza
                                      Chicago,  IL  60606-5808

2       The name of each series or class of securities for which this Form is filed.
        (If the Form is being filed for all series and classes of securities of the issuer,             /    /
        check the box but do not list series or classes)

                                      DWS High Income VIP (fka, Scudder High Income Portfolio)







3       Investment Company Act File Number:                                          811-5002



        Securities Act File Number:                                                  33-11802



4(a).   Last day of fiscal year for which this Form is filed:                        December 31, 2005




4(b).   Check box if this Form is being filed late (i.e., more than 90 calendar days                    /    /
        after the end of the issuer's fiscal year).  (See Instruction A.2)
Note:  If the Form is being filed late, interest must be paid on the registration fee due.



4(c).   Check box if this is the last time the issuer will be filing this Form.                         /    /


5       Calculation of registration fee:

(i)     Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                   $5,583,243



(ii)    Aggregate price of securities redeemed or repurchased during the fiscal year:             $641,498



(iii)   Aggregate price of securities redeemed or repurchased during any prior fiscal                $0.00
        year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)    Total available redemption credits [add items 5(ii) and 5(iii)]:                                              $641,498

(v)     Net sales - if item 5(i) is greater than item 5(iv)                                                         $4,941,745
                [subtract item 5(iv) from item 5(i)]:


-----------------------------------------------------------------------------------------------------------
(vi)    Redemption credits available for use in future years
         - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:                $0.00
-----------------------------------------------------------------------------------------------------------


(vii)   Multiplier for determining registration fee (See Instruction C.9):                                      0.0001070


(viii)  Registration fee due [multiply item 5(v) by item 5(vii)]
        (enter "0" if no fee is due):                                                                                  $528.77


6       Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
        October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:     0

        If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
        for use by the issuer in future fiscal years, then state that number here:                                  0

7       Interest due - if this Form is being filed more than 90 days after the end of the issuer's                       $0.00
        fiscal year (see Instruction D):

8       Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                     $528.77


9       Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        Method of Delivery:                                                                                Wire Transfer


SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/Caroline Pearson                     Date 3/10/06
                            -------------------------------------        -------

                            Caroline Pearson, Assistant Secretary

*Please print the name and title of the signing officer below the signature.


                                    UNITED STATES
                                    SECURITIES AND EXCHANGE COMMISSION
                                    Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1      Name and address of issuer:
                                    DWS Variable Series II (fka, Scudder Variable Series II)
                                    222 South Riverside Plaza
                                    Chicago,  IL  60606-5808

2      The name of each series or class of securities for which this Form is filed.
       (If the Form is being filed for all series and classes of securities of the issuer,              /    /
       check the box but do not list series or classes)

                                    DWS Income Allocation VIP (fka, Scudder Conservative Income Strategy Portfolio)







3      Investment Company Act File Number:                                          811-5002



       Securities Act File Number:                                                  33-11802



4(a).  Last day of fiscal year for which this Form is filed:                        December 31, 2005




4(b).  Check box if this Form is being filed late (i.e., more than 90 calendar days                     /    /
       after the end of the issuer's fiscal year).  (See Instruction A.2)
Note:  If the Form is being filed late, interest must be paid on the registration fee due.



4(c).  Check box if this is the last time the issuer will be filing this Form.                          /    /


5      Calculation of registration fee:

(i)    Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                           $1



(ii)   Aggregate price of securities redeemed or repurchased during the fiscal year:               $1,058



(iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal                   $0
       year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:                                                $1,058

(v)    Net sales - if item 5(i) is greater than item 5(iv)                                                              $0.00
               [subtract item 5(iv) from item 5(i)]:


----------------------------------------------------------------------------------------------------------
(vi)   Redemption credits available for use in future years
        - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:              ($1,057)
----------------------------------------------------------------------------------------------------------


(vii)  Multiplier for determining registration fee (See Instruction C.9):                                      0.0001070


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
       (enter "0" if no fee is due):                                                                                    $0.00


6      Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
       October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:     0

       If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
       for use by the issuer in future fiscal years, then state that number here:                                  0

7      Interest due - if this Form is being filed more than 90 days after the end of the issuer's                       $0.00
       fiscal year (see Instruction D):

8      Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                       $0.00


9      Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       Method of Delivery:                                                                                N/A


SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/Caroline Pearson                     Date 3/28/06
                            -------------------------------------        -------

                            Caroline Pearson, Assistant Secretary

*Please print the name and title of the signing officer below the signature.


                                    UNITED STATES
                                    SECURITIES AND EXCHANGE COMMISSION
                                    Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1      Name and address of issuer:
                                    DWS Variable Series II (fka,Scudder Variable Series II)
                                    222 South Riverside Plaza
                                    Chicago,  IL  60606-5808

2      The name of each series or class of securities for which this Form is filed.
       (If the Form is being filed for all series and classes of securities of the issuer,              /    /
       check the box but do not list series or classes)

                                    DWS International Select Equity VIP (fka, Scudder International Select Equity Portfolio)







3      Investment Company Act File Number:                                          811-5002



       Securities Act File Number:                                                  33-11802



4(a).  Last day of fiscal year for which this Form is filed:                        December 31, 2005




4(b).  Check box if this Form is being filed late (i.e., more than 90 calendar days                     /    /
       after the end of the issuer's fiscal year).  (See Instruction A.2)
Note:  If the Form is being filed late, interest must be paid on the registration fee due.



4(c).  Check box if this is the last time the issuer will be filing this Form.                          /    /


5      Calculation of registration fee:

(i)    Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                  $5,938,044



(ii)   Aggregate price of securities redeemed or repurchased during the fiscal year:           $6,830,457



(iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal          $12,902,357
       year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:                                          $19,732,814

(v)    Net sales - if item 5(i) is greater than item 5(iv)                                                             $0.00
               [subtract item 5(iv) from item 5(i)]:


----------------------------------------------------------------------------------------------------------
(vi)   Redemption credits available for use in future years
        - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:         ($13,794,770)
----------------------------------------------------------------------------------------------------------


(vii)  Multiplier for determining registration fee (See Instruction C.9):                                     0.0001070


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
       (enter "0" if no fee is due):                                                                                   $0.00


6      Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
       October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:    0

       If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
       for use by the issuer in future fiscal years, then state that number here:                                 0

7      Interest due - if this Form is being filed more than 90 days after the end of the issuer's                      $0.00
       fiscal year (see Instruction D):

8      Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                      $0.00


9      Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       Method of Delivery:                                                                                N/A


SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/Caroline Pearson                     Date 3/28/06
                            -------------------------------------        -------

                            Caroline Pearson, Assistant Secretary

*Please print the name and title of the signing officer below the signature.


                                     UNITED STATES
                                     SECURITIES AND EXCHANGE COMMISSION
                                     Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1      Name and address of issuer:
                                     DWS Variable Series II (fka,Scudder Variable Series II)
                                     222 South Riverside Plaza
                                     Chicago,  IL  60606-5808

2      The name of each series or class of securities for which this Form is filed.
       (If the Form is being filed for all series and classes of securities of the issuer,              /    /
       check the box but do not list series or classes)

                                     DWS Janus Growth & Income VIP (fka, SVS Janus Growth and Income Portfolio)







3      Investment Company Act File Number:                                          811-5002



       Securities Act File Number:                                                  33-11802



4(a).  Last day of fiscal year for which this Form is filed:                        December 31, 2005




4(b).  Check box if this Form is being filed late (i.e., more than 90 calendar days                     /    /
       after the end of the issuer's fiscal year).  (See Instruction A.2)
Note:  If the Form is being filed late, interest must be paid on the registration fee due.



4(c).  Check box if this is the last time the issuer will be filing this Form.                          /    /


5      Calculation of registration fee:

(i)    Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                           $0



(ii)   Aggregate price of securities redeemed or repurchased during the fiscal year:                    $0



(iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal            $2,352,906
       year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:                                            $2,352,906

(v)    Net sales - if item 5(i) is greater than item 5(iv)                                                              $0.00
               [subtract item 5(iv) from item 5(i)]:


-----------------------------------------------------------------------------------------------------------
(vi)   Redemption credits available for use in future years
        - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:           ($2,352,906)
-----------------------------------------------------------------------------------------------------------


(vii)  Multiplier for determining registration fee (See Instruction C.9):                                      0.0001070


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
       (enter "0" if no fee is due):                                                                                    $0.00


6      Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
       October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:     0

       If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
       for use by the issuer in future fiscal years, then state that number here:                                  0

7      Interest due - if this Form is being filed more than 90 days after the end of the issuer's                       $0.00
       fiscal year (see Instruction D):

8      Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                       $0.00


9      Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       Method of Delivery:                                                                                 Wire Transfer


SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/Caroline Pearson                     Date 3/28/06
                            -------------------------------------        -------

                            Caroline Pearson, Assistant Secretary

*Please print the name and title of the signing officer below the signature.


                                     UNITED STATES
                                     SECURITIES AND EXCHANGE COMMISSION
                                     Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1      Name and address of issuer:
                                     DWS Variable Series II (fka, Scudder Variable Series II)
                                     222 South Riverside Plaza
                                     Chicago,  IL  60606-5808

2      The name of each series or class of securities for which this Form is filed.
       (If the Form is being filed for all series and classes of securities of the issuer,              /    /
       check the box but do not list series or classes)

                                     DWS Janus Growth Opportunities VIP (fka, SVS Janus Growth Opportunities Portfolio)







3      Investment Company Act File Number:                                          811-5002



       Securities Act File Number:                                                  33-11802



4(a).  Last day of fiscal year for which this Form is filed:                        December 31, 2005




4(b).  Check box if this Form is being filed late (i.e., more than 90 calendar days                     /    /
       after the end of the issuer's fiscal year).  (See Instruction A.2)
Note:  If the Form is being filed late, interest must be paid on the registration fee due.



4(c).  Check box if this is the last time the issuer will be filing this Form.                          /    /


5      Calculation of registration fee:

(i)    Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                  $18,745,955



(ii)   Aggregate price of securities redeemed or repurchased during the fiscal year:             $457,815



(iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal           $1,801,061
       year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:                                            $2,258,876

(v)    Net sales - if item 5(i) is greater than item 5(iv)                                                     $16,487,079.13
               [subtract item 5(iv) from item 5(i)]:


---------------------------------------------------------------------------------------------------------
(vi)   Redemption credits available for use in future years
        - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:                   $0
---------------------------------------------------------------------------------------------------------


(vii)  Multiplier for determining registration fee (See Instruction C.9):                                      0.0001070


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
       (enter "0" if no fee is due):                                                                                $1,764.12


6      Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
       October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:     0

       If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
       for use by the issuer in future fiscal years, then state that number here:                                  0

7      Interest due - if this Form is being filed more than 90 days after the end of the issuer's                       $0.00
       fiscal year (see Instruction D):

8      Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                   $1,764.12


9      Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       Method of Delivery:                                                                                Wire Transfer


SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/Caroline Pearson                     Date 3/10/06
                            -------------------------------------        -------

                            Caroline Pearson, Assistant Secretary

*Please print the name and title of the signing officer below the signature.


                                     UNITED STATES
                                     SECURITIES AND EXCHANGE COMMISSION
                                     Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1      Name and address of issuer:
                                     DWS Variable Series II (fka,Scudder Variable Series II)
                                     222 South Riverside Plaza
                                     Chicago,  IL  60606-5808

2      The name of each series or class of securities for which this Form is filed.
       (If the Form is being filed for all series and classes of securities of the issuer,              /    /
       check the box but do not list series or classes)

                                     DWS Large Cap Value VIP (fka, Scudder Large Cap Value Portfolio)







3      Investment Company Act File Number:                                          811-5002



       Securities Act File Number:                                                  33-11802



4(a).  Last day of fiscal year for which this Form is filed:                        December 31, 2005




4(b).  Check box if this Form is being filed late (i.e., more than 90 calendar days                     /    /
       after the end of the issuer's fiscal year).  (See Instruction A.2)
Note:  If the Form is being filed late, interest must be paid on the registration fee due.



4(c).  Check box if this is the last time the issuer will be filing this Form.                          /    /


5      Calculation of registration fee:

(i)    Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                  $29,051,164



(ii)   Aggregate price of securities redeemed or repurchased during the fiscal year:              $83,056



(iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal                $0.00
       year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:                                               $83,056

(v)    Net sales - if item 5(i) is greater than item 5(iv)                                                        $28,968,108
               [subtract item 5(iv) from item 5(i)]:


---------------------------------------------------------------------------------------------------------
(vi)   Redemption credits available for use in future years
        - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:                $0.00
---------------------------------------------------------------------------------------------------------


(vii)  Multiplier for determining registration fee (See Instruction C.9):                                      0.0001070


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
       (enter "0" if no fee is due):                                                                                $3,099.59


6      Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
       October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:     0

       If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
       for use by the issuer in future fiscal years, then state that number here:                                  0

7      Interest due - if this Form is being filed more than 90 days after the end of the issuer's                       $0.00
       fiscal year (see Instruction D):

8      Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                   $3,099.59


9      Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       Method of Delivery:                                                                                Wire Transfer


SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/Caroline Pearson                     Date 3/10/06
                            -------------------------------------        -------

                            Caroline Pearson, Assistant Secretary

*Please print the name and title of the signing officer below the signature.


                                     UNITED STATES
                                     SECURITIES AND EXCHANGE COMMISSION
                                     Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1      Name and address of issuer:
                                     DWS Variable Series II (fka,Scudder Variable Series II)
                                     222 South Riverside Plaza
                                     Chicago,  IL  60606-5808

2      The name of each series or class of securities for which this Form is filed.
       (If the Form is being filed for all series and classes of securities of the issuer,              /    /
       check the box but do not list series or classes)

                                     DWS Mercury Large Cap Core VIP (fka,Scudder Mercury Large Cap Core Portfolio)







3      Investment Company Act File Number:                                          811-5002



       Securities Act File Number:                                                  33-11802



4(a).  Last day of fiscal year for which this Form is filed:                        December 31, 2005




4(b).  Check box if this Form is being filed late (i.e., more than 90 calendar days                     /    /
       after the end of the issuer's fiscal year).  (See Instruction A.2)
Note:  If the Form is being filed late, interest must be paid on the registration fee due.



4(c).  Check box if this is the last time the issuer will be filing this Form.                          /    /


5      Calculation of registration fee:

(i)    Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                       $6,000



(ii)   Aggregate price of securities redeemed or repurchased during the fiscal year:                   $0



(iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal                   $0
       year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:                                                    $0

(v)    Net sales - if item 5(i) is greater than item 5(iv)                                                          $6,000.00
               [subtract item 5(iv) from item 5(i)]:


---------------------------------------------------------------------------------------------------------
(vi)   Redemption credits available for use in future years
        - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:                   $0
---------------------------------------------------------------------------------------------------------


(vii)  Multiplier for determining registration fee (See Instruction C.9):                                      0.0001070


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
       (enter "0" if no fee is due):                                                                                    $0.64


6      Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
       October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:     0

       If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
       for use by the issuer in future fiscal years, then state that number here:                                  0

7      Interest due - if this Form is being filed more than 90 days after the end of the issuer's                       $0.00
       fiscal year (see Instruction D):

8      Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                       $0.64


9      Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       Method of Delivery:                                                                                N/A


SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/Caroline Pearson                     Date 3/10/06
                            -------------------------------------        -------

                            Caroline Pearson, Assistant Secretary

*Please print the name and title of the signing officer below the signature.


                                     UNITED STATES
                                     SECURITIES AND EXCHANGE COMMISSION
                                     Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1      Name and address of issuer:
                                     DWS Variable Series II (fka, Scudder Variable Series II)
                                     222 South Riverside Plaza
                                     Chicago,  IL  60606-5808

2      The name of each series or class of securities for which this Form is filed.
       (If the Form is being filed for all series and classes of securities of the issuer,              /    /
       check the box but do not list series or classes)

                                     DWS MFS Strategic Value VIP (fka, SVS MFS Strategic Value Portfolio)







3      Investment Company Act File Number:                                          811-5002



       Securities Act File Number:                                                  33-11802



4(a).  Last day of fiscal year for which this Form is filed:                        December 31, 2005




4(b).  Check box if this Form is being filed late (i.e., more than 90 calendar days                     /    /
       after the end of the issuer's fiscal year).  (See Instruction A.2)
Note:  If the Form is being filed late, interest must be paid on the registration fee due.



4(c).  Check box if this is the last time the issuer will be filing this Form.                          /    /


5      Calculation of registration fee:

(i)    Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                  $16,371,637



(ii)   Aggregate price of securities redeemed or repurchased during the fiscal year:              $93,362



(iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal                $0.00
       year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:                                               $93,362

(v)    Net sales - if item 5(i) is greater than item 5(iv)                                                        $16,278,275
               [subtract item 5(iv) from item 5(i)]:


---------------------------------------------------------------------------------------------------------
(vi)   Redemption credits available for use in future years
        - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:                $0.00
---------------------------------------------------------------------------------------------------------


(vii)  Multiplier for determining registration fee (See Instruction C.9):                                      0.0001070


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
       (enter "0" if no fee is due):                                                                                $1,741.78


6      Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
       October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:     0

       If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
       for use by the issuer in future fiscal years, then state that number here:                                  0

7      Interest due - if this Form is being filed more than 90 days after the end of the issuer's                       $0.00
       fiscal year (see Instruction D):

8      Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                   $1,741.78


9      Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       Method of Delivery:                                                                                Wire Transfer


SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/Caroline Pearson                     Date 3/10/06
                            -------------------------------------        -------

                            Caroline Pearson, Assistant Secretary

*Please print the name and title of the signing officer below the signature.


                                     UNITED STATES
                                     SECURITIES AND EXCHANGE COMMISSION
                                     Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1      Name and address of issuer:
                                     DWS Variable Series II (fka, Scudder Variable Series II)
                                     222 South Riverside Plaza
                                     Chicago,  IL  60606-5808

2      The name of each series or class of securities for which this Form is filed.
       (If the Form is being filed for all series and classes of securities of the issuer,              /    /
       check the box but do not list series or classes)

                                     DWS Mid Cap Growth VIP
                                     (fka, Scudder Mid Cap Growth Portfolio), (fka, Scudder Aggressive Growth Portfolio)







3      Investment Company Act File Number:                                          811-5002



       Securities Act File Number:                                                  33-11802



4(a).  Last day of fiscal year for which this Form is filed:                        December 31, 2005




4(b).  Check box if this Form is being filed late (i.e., more than 90 calendar days                     /    /
       after the end of the issuer's fiscal year).  (See Instruction A.2)
Note:  If the Form is being filed late, interest must be paid on the registration fee due.



4(c).  Check box if this is the last time the issuer will be filing this Form.                          /    /


5      Calculation of registration fee:

(i)    Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                $2,252,692.00



(ii)   Aggregate price of securities redeemed or repurchased during the fiscal year:        $1,720,858.00



(iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal           $4,070,983
       year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:                                            $5,791,841

(v)    Net sales - if item 5(i) is greater than item 5(iv)                                                              $0.00
               [subtract item 5(iv) from item 5(i)]:


----------------------------------------------------------------------------------------------------------
(vi)   Redemption credits available for use in future years
        - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:          ($3,539,149)
----------------------------------------------------------------------------------------------------------


(vii)  Multiplier for determining registration fee (See Instruction C.9):                                      0.0001070


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
       (enter "0" if no fee is due):                                                                                    $0.00


6      Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
       October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:     0

       If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
       for use by the issuer in future fiscal years, then state that number here:                                  0

7      Interest due - if this Form is being filed more than 90 days after the end of the issuer's                       $0.00
       fiscal year (see Instruction D):

8      Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                       $0.00


9      Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       Method of Delivery:                                                                                N/A


SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/Caroline Pearson                     Date 3/28/06
                            -------------------------------------        -------

                            Caroline Pearson, Assistant Secretary

*Please print the name and title of the signing officer below the signature.


                                     UNITED STATES
                                     SECURITIES AND EXCHANGE COMMISSION
                                     Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1      Name and address of issuer:
                                     DWS Variable Series II (fka, Scudder Variable Series II)
                                     222 South Riverside Plaza
                                     Chicago,  IL  60606-5808

2      The name of each series or class of securities for which this Form is filed.
       (If the Form is being filed for all series and classes of securities of the issuer,              /    /
       check the box but do not list series or classes)

                                     DWS Moderate Allocation VIP (fka, Scudder Growth & Income Strategy Portfolio)







3      Investment Company Act File Number:                                          811-5002



       Securities Act File Number:                                                  33-11802



4(a).  Last day of fiscal year for which this Form is filed:                        December 31, 2005




4(b).  Check box if this Form is being filed late (i.e., more than 90 calendar days                     /    /
       after the end of the issuer's fiscal year).  (See Instruction A.2)
Note:  If the Form is being filed late, interest must be paid on the registration fee due.



4(c).  Check box if this is the last time the issuer will be filing this Form.                          /    /


5      Calculation of registration fee:

(i)    Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                           $2



(ii)   Aggregate price of securities redeemed or repurchased during the fiscal year:               $1,083



(iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal                   $0
       year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:                                                $1,083

(v)    Net sales - if item 5(i) is greater than item 5(iv)                                                              $0.00
               [subtract item 5(iv) from item 5(i)]:


----------------------------------------------------------------------------------------------------------
(vi)   Redemption credits available for use in future years
        - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:              ($1,081)
----------------------------------------------------------------------------------------------------------


(vii)  Multiplier for determining registration fee (See Instruction C.9):                                      0.0001070


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
       (enter "0" if no fee is due):                                                                                    $0.00


6      Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
       October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:     0

       If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
       for use by the issuer in future fiscal years, then state that number here:                                  0

7      Interest due - if this Form is being filed more than 90 days after the end of the issuer's                       $0.00
       fiscal year (see Instruction D):

8      Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                       $0.00


9      Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       Method of Delivery:                                                                                N/A


SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/Caroline Pearson                     Date 3/28/06
                            -------------------------------------        -------

                            Caroline Pearson, Assistant Secretary

*Please print the name and title of the signing officer below the signature.


                                     UNITED STATES
                                     SECURITIES AND EXCHANGE COMMISSION
                                     Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1      Name and address of issuer:
                                     DWS Variable Series II (fka, Scudder Variable Series II)
                                     222 South Riverside Plaza
                                     Chicago,  IL  60606-5808

2      The name of each series or class of securities for which this Form is filed.
       (If the Form is being filed for all series and classes of securities of the issuer,              /    /
       check the box but do not list series or classes)

                                     DWS Money Market VIP (fka, Scudder Money Market Portfolio)







3      Investment Company Act File Number:                                          811-5002



       Securities Act File Number:                                                  33-11802



4(a).  Last day of fiscal year for which this Form is filed:                        December 31, 2005




4(b).  Check box if this Form is being filed late (i.e., more than 90 calendar days                     /    /
       after the end of the issuer's fiscal year).  (See Instruction A.2)
Note:  If the Form is being filed late, interest must be paid on the registration fee due.



4(c).  Check box if this is the last time the issuer will be filing this Form.                          /    /


5      Calculation of registration fee:

(i)    Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                   $2,220,692



(ii)   Aggregate price of securities redeemed or repurchased during the fiscal year:             $400,783



(iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal         $101,603,057
       year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:                                          $102,003,840

(v)    Net sales - if item 5(i) is greater than item 5(iv)                                                              $0.00
               [subtract item 5(iv) from item 5(i)]:


----------------------------------------------------------------------------------------------------------
(vi)   Redemption credits available for use in future years
        - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:         ($99,783,148)
----------------------------------------------------------------------------------------------------------


(vii)  Multiplier for determining registration fee (See Instruction C.9):                                      0.0001070


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
       (enter "0" if no fee is due):                                                                                    $0.00


6      Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
       October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:     0

       If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
       for use by the issuer in future fiscal years, then state that number here:                                  0

7      Interest due - if this Form is being filed more than 90 days after the end of the issuer's                       $0.00
       fiscal year (see Instruction D):

8      Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                       $0.00


9      Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       Method of Delivery:                                                                                N/A


SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/Caroline Pearson                     Date 3/28/06
                            -------------------------------------        -------

                            Caroline Pearson, Assistant Secretary

*Please print the name and title of the signing officer below the signature.


                                     UNITED STATES
                                     SECURITIES AND EXCHANGE COMMISSION
                                     Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1      Name and address of issuer:
                                     DWS Variable Series II (fka, Scudder Variable Series II)
                                     222 South Riverside Plaza
                                     Chicago,  IL  60606-5808

2      The name of each series or class of securities for which this Form is filed.
       (If the Form is being filed for all series and classes of securities of the issuer,              /    /
       check the box but do not list series or classes)

                                     DWS Oak Strategic Equity VIP (fka, SVS Oak Strategic Equity Portfolio)







3      Investment Company Act File Number:                                          811-5002



       Securities Act File Number:                                                  33-11802



4(a).  Last day of fiscal year for which this Form is filed:                        December 31, 2005




4(b).  Check box if this Form is being filed late (i.e., more than 90 calendar days                     /    /
       after the end of the issuer's fiscal year).  (See Instruction A.2)
Note:  If the Form is being filed late, interest must be paid on the registration fee due.



4(c).  Check box if this is the last time the issuer will be filing this Form.                          /    /


5      Calculation of registration fee:

(i)    Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                      $25,987



(ii)   Aggregate price of securities redeemed or repurchased during the fiscal year:              $25,987



(iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal             $548,000
       year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:                                              $573,987

(v)    Net sales - if item 5(i) is greater than item 5(iv)                                                                 $0
               [subtract item 5(iv) from item 5(i)]:


----------------------------------------------------------------------------------------------------------
(vi)   Redemption credits available for use in future years
        - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:            ($548,000)
----------------------------------------------------------------------------------------------------------


(vii)  Multiplier for determining registration fee (See Instruction C.9):                                      0.0001070


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
       (enter "0" if no fee is due):                                                                                    $0.00


6      Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
       October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:     0

       If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
       for use by the issuer in future fiscal years, then state that number here:                                  0

7      Interest due - if this Form is being filed more than 90 days after the end of the issuer's                       $0.00
       fiscal year (see Instruction D):

8      Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                       $0.00


9      Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       Method of Delivery:                                                                                Wire Transfer


SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/Caroline Pearson                     Date 3/28/06
                            -------------------------------------        -------

                            Caroline Pearson, Assistant Secretary

*Please print the name and title of the signing officer below the signature.


                                     UNITED STATES
                                     SECURITIES AND EXCHANGE COMMISSION
                                     Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1      Name and address of issuer:
                                     DWS Variable Series II (fka, Scudder Variable Series II)
                                     222 South Riverside Plaza
                                     Chicago,  IL  60606-5808

2      The name of each series or class of securities for which this Form is filed.
       (If the Form is being filed for all series and classes of securities of the issuer,              /    /
       check the box but do not list series or classes)

                                     DWS Salomon Aggressive Growth VIP (fka, SVS Salomon Aggressive Growth Portfolio)
                                     (fka, SVS INVESCO Dynamic Growth Portfolio)







3      Investment Company Act File Number:                                          811-5002



       Securities Act File Number:                                                  33-11802



4(a).  Last day of fiscal year for which this Form is filed:                        December 31, 2005




4(b).  Check box if this Form is being filed late (i.e., more than 90 calendar days                     /    /
       after the end of the issuer's fiscal year).  (See Instruction A.2)
Note:  If the Form is being filed late, interest must be paid on the registration fee due.



4(c).  Check box if this is the last time the issuer will be filing this Form.                          /    /


5      Calculation of registration fee:

(i)    Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                           $0



(ii)   Aggregate price of securities redeemed or repurchased during the fiscal year:                   $0



(iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal               $1,119
       year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:                                                $1,119

(v)    Net sales - if item 5(i) is greater than item 5(iv)                                                                 $0
               [subtract item 5(iv) from item 5(i)]:


----------------------------------------------------------------------------------------------------------
(vi)   Redemption credits available for use in future years
        - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:              ($1,119)
----------------------------------------------------------------------------------------------------------


(vii)  Multiplier for determining registration fee (See Instruction C.9):                                      0.0001070


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
       (enter "0" if no fee is due):                                                                                    $0.00


6      Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
       October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:     0

       If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
       for use by the issuer in future fiscal years, then state that number here:                                  0

7      Interest due - if this Form is being filed more than 90 days after the end of the issuer's                       $0.00
       fiscal year (see Instruction D):

8      Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                       $0.00


9      Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       Method of Delivery:                                                                                Wire Transfer


SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/Caroline Pearson                     Date 3/28/06
                            -------------------------------------        -------

                            Caroline Pearson, Assistant Secretary

*Please print the name and title of the signing officer below the signature.


                                     UNITED STATES
                                     SECURITIES AND EXCHANGE COMMISSION
                                     Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1      Name and address of issuer:
                                     DWS Variable Series II (fka, Scudder Variable Series II)
                                     222 South Riverside Plaza
                                     Chicago,  IL  60606-5808

2      The name of each series or class of securities for which this Form is filed.
       (If the Form is being filed for all series and classes of securities of the issuer,              /    /
       check the box but do not list series or classes)

                                     DWS Small Cap Growth VIP (fka, Scudder Small Cap Growth Portfolio)







3      Investment Company Act File Number:                                          811-5002



       Securities Act File Number:                                                  33-11802



4(a).  Last day of fiscal year for which this Form is filed:                        December 31, 2005




4(b).  Check box if this Form is being filed late (i.e., more than 90 calendar days                     /    /
       after the end of the issuer's fiscal year).  (See Instruction A.2)
Note:  If the Form is being filed late, interest must be paid on the registration fee due.



4(c).  Check box if this is the last time the issuer will be filing this Form.                          /    /


5      Calculation of registration fee:

(i)    Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                   $9,081,728



(ii)   Aggregate price of securities redeemed or repurchased during the fiscal year:             $428,323



(iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal                $0.00
       year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:                                              $428,323

(v)    Net sales - if item 5(i) is greater than item 5(iv)                                                         $8,653,405
               [subtract item 5(iv) from item 5(i)]:


---------------------------------------------------------------------------------------------------------
(vi)   Redemption credits available for use in future years
        - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:                $0.00
---------------------------------------------------------------------------------------------------------


(vii)  Multiplier for determining registration fee (See Instruction C.9):                                      0.0001070


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
       (enter "0" if no fee is due):                                                                                  $925.91


6      Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
       October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:     0

       If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
       for use by the issuer in future fiscal years, then state that number here:                                  0

7      Interest due - if this Form is being filed more than 90 days after the end of the issuer's                       $0.00
       fiscal year (see Instruction D):

8      Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                     $925.91


9      Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       Method of Delivery:                                                                                Wire Transfer


SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/Caroline Pearson                     Date 3/10/06
                            -------------------------------------        -------

                            Caroline Pearson, Assistant Secretary

*Please print the name and title of the signing officer below the signature.


                                     UNITED STATES
                                     SECURITIES AND EXCHANGE COMMISSION
                                     Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1      Name and address of issuer:
                                     DWS Variable Series II (fka, Scudder Variable Series II)
                                     222 South Riverside Plaza
                                     Chicago,  IL  60606-5808

2      The name of each series or class of securities for which this Form is filed.
       (If the Form is being filed for all series and classes of securities of the issuer,              /    /
       check the box but do not list series or classes)

                                     DWS Strategic Income VIP (fka, Scudder Strategic Income Portfolio)







3      Investment Company Act File Number:                                          811-5002



       Securities Act File Number:                                                  33-11802



4(a).  Last day of fiscal year for which this Form is filed:                        December 31, 2005




4(b).  Check box if this Form is being filed late (i.e., more than 90 calendar days                     /    /
       after the end of the issuer's fiscal year).  (See Instruction A.2)
Note:  If the Form is being filed late, interest must be paid on the registration fee due.



4(c).  Check box if this is the last time the issuer will be filing this Form.                          /    /


5      Calculation of registration fee:

(i)    Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                   $2,753,095



(ii)   Aggregate price of securities redeemed or repurchased during the fiscal year:             $218,265



(iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal                $0.00
       year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:                                              $218,265

(v)    Net sales - if item 5(i) is greater than item 5(iv)                                                         $2,534,830
               [subtract item 5(iv) from item 5(i)]:


---------------------------------------------------------------------------------------------------------
(vi)   Redemption credits available for use in future years
        - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:                $0.00
---------------------------------------------------------------------------------------------------------


(vii)  Multiplier for determining registration fee (See Instruction C.9):                                      0.0001070


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
       (enter "0" if no fee is due):                                                                                  $271.23


6      Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
       October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:     0

       If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
       for use by the issuer in future fiscal years, then state that number here:                                  0

7      Interest due - if this Form is being filed more than 90 days after the end of the issuer's                       $0.00
       fiscal year (see Instruction D):

8      Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                     $271.23


9      Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       Method of Delivery:                                                                                Wire Transfer


SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/Caroline Pearson                     Date 3/10/06
                            -------------------------------------        -------

                            Caroline Pearson, Assistant Secretary

*Please print the name and title of the signing officer below the signature.


                                     UNITED STATES
                                     SECURITIES AND EXCHANGE COMMISSION
                                     Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1      Name and address of issuer:
                                     DWS Variable Series II (fka, Scudder Variable Series II)
                                     222 South Riverside Plaza
                                     Chicago,  IL  60606-5808

2      The name of each series or class of securities for which this Form is filed.
       (If the Form is being filed for all series and classes of securities of the issuer,              /    /
       check the box but do not list series or classes)

                                     DWS Technology VIP (fka, Scudder Technology Growth Portfolio)







3      Investment Company Act File Number:                                          811-5002



       Securities Act File Number:                                                  33-11802



4(a).  Last day of fiscal year for which this Form is filed:                        December 31, 2005




4(b).  Check box if this Form is being filed late (i.e., more than 90 calendar days                     /    /
       after the end of the issuer's fiscal year).  (See Instruction A.2)
Note:  If the Form is being filed late, interest must be paid on the registration fee due.



4(c).  Check box if this is the last time the issuer will be filing this Form.                          /    /


5      Calculation of registration fee:

(i)    Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                           $0



(ii)   Aggregate price of securities redeemed or repurchased during the fiscal year:                   $0



(iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal             $653,234
       year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:                                              $653,234

(v)    Net sales - if item 5(i) is greater than item 5(iv)                                                              $0.00
               [subtract item 5(iv) from item 5(i)]:


----------------------------------------------------------------------------------------------------------
(vi)   Redemption credits available for use in future years
        - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:            ($653,234)
----------------------------------------------------------------------------------------------------------


(vii)  Multiplier for determining registration fee (See Instruction C.9):                                      0.0001070


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
       (enter "0" if no fee is due):                                                                                    $0.00


6      Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
       October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:     0

       If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
       for use by the issuer in future fiscal years, then state that number here:                                  0

7      Interest due - if this Form is being filed more than 90 days after the end of the issuer's                       $0.00
       fiscal year (see Instruction D):

8      Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                       $0.00


9      Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       Method of Delivery:                                                                                N/A


SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/Caroline Pearson                     Date 3/28/06
                            -------------------------------------        -------

                            Caroline Pearson, Assistant Secretary

*Please print the name and title of the signing officer below the signature.


                                     UNITED STATES
                                     SECURITIES AND EXCHANGE COMMISSION
                                     Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1      Name and address of issuer:
                                     DWS Variable Series II (fka, Scudder Variable Series II)
                                     222 South Riverside Plaza
                                     Chicago,  IL  60606-5808

2      The name of each series or class of securities for which this Form is filed.
       (If the Form is being filed for all series and classes of securities of the issuer,              /    /
       check the box but do not list series or classes)

                                     DWS Templeton Foreign Value VIP (fka, Scudder Templeton Foreign Value Portfolio)







3      Investment Company Act File Number:                                          811-5002



       Securities Act File Number:                                                  33-11802



4(a).  Last day of fiscal year for which this Form is filed:                        December 31, 2005




4(b).  Check box if this Form is being filed late (i.e., more than 90 calendar days                     /    /
       after the end of the issuer's fiscal year).  (See Instruction A.2)
Note:  If the Form is being filed late, interest must be paid on the registration fee due.



4(c).  Check box if this is the last time the issuer will be filing this Form.                          /    /


5      Calculation of registration fee:

(i)    Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                  $11,598,434



(ii)   Aggregate price of securities redeemed or repurchased during the fiscal year:           $1,908,840



(iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal                   $0
       year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:                                            $1,908,840

(v)    Net sales - if item 5(i) is greater than item 5(iv)                                                      $9,689,594.16
               [subtract item 5(iv) from item 5(i)]:


---------------------------------------------------------------------------------------------------------
(vi)   Redemption credits available for use in future years
        - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:                   $0
---------------------------------------------------------------------------------------------------------


(vii)  Multiplier for determining registration fee (See Instruction C.9):                                      0.0001070


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
       (enter "0" if no fee is due):                                                                                $1,036.79


6      Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
       October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:     0

       If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
       for use by the issuer in future fiscal years, then state that number here:                                  0

7      Interest due - if this Form is being filed more than 90 days after the end of the issuer's                       $0.00
       fiscal year (see Instruction D):

8      Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                   $1,036.79


9      Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       Method of Delivery:                                                                                N/A


SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/Caroline Pearson                     Date 3/20/06
                            -------------------------------------        -------

                            Caroline Pearson, Assistant Secretary

*Please print the name and title of the signing officer below the signature.



                                     UNITED STATES
                                     SECURITIES AND EXCHANGE COMMISSION
                                     Washington, DC  20549


Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type

1      Name and address of issuer:
                                     DWS Variable Series II (fka, Scudder Variable Series II)
                                     222 South Riverside Plaza
                                     Chicago,  IL  60606-5808

2      The name of each series or class of securities for which this Form is filed.
       (If the Form is being filed for all series and classes of securities of the issuer,              /    /
       check the box but do not list series or classes)

                                     DWS Turner Mid Cap Growth VIP (fka, SVS Turner Mid Cap Growth Portfolio)







3      Investment Company Act File Number:                                          811-5002



       Securities Act File Number:                                                  33-11802



4(a).  Last day of fiscal year for which this Form is filed:                        December 31, 2005




4(b).  Check box if this Form is being filed late (i.e., more than 90 calendar days                     /    /
       after the end of the issuer's fiscal year).  (See Instruction A.2)
Note:  If the Form is being filed late, interest must be paid on the registration fee due.



4(c).  Check box if this is the last time the issuer will be filing this Form.                          /    /

5      Calculation of registration fee:

(i)    Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):                           $0



(ii)   Aggregate price of securities redeemed or repurchased during the fiscal year:                   $0



(iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal             $865,036
       year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:



(iv)   Total available redemption credits [add items 5(ii) and 5(iii)]:                                              $865,036

(v)    Net sales - if item 5(i) is greater than item 5(iv)                                                                 $0
               [subtract item 5(iv) from item 5(i)]:


----------------------------------------------------------------------------------------------------------
(vi)   Redemption credits available for use in future years
        - if item 5(i) is less than item 5(iv) [subtract item 5(iv) from item 5(i)]:            ($865,036)
----------------------------------------------------------------------------------------------------------


(vii)  Multiplier for determining registration fee (See Instruction C.9):                                      0.0001070


(viii) Registration fee due [multiply item 5(v) by item 5(vii)]
       (enter "0" if no fee is due):                                                                                    $0.00


6      Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before
       October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:     0

       If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available
       for use by the issuer in future fiscal years, then state that number here:                                  0

7      Interest due - if this Form is being filed more than 90 days after the end of the issuer's                       $0.00
       fiscal year (see Instruction D):

8      Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:                       $0.00


9      Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

       Method of Delivery:                                                                                Wire Transfer


SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/Caroline Pearson                     Date 3/28/06
                            -------------------------------------        -------

                            Caroline Pearson, Assistant Secretary

*Please print the name and title of the signing officer below the signature.